Trade and Other Receivables (Tables)	6 Months Ended
Jun. 30, 2026
Trade and Other Receivables.
Schedule of trade and other receivables

	June 30,	December 31,
	2026	2025
	€1,000	€1,000
Collaboration receivables	431	3,358
Prepayments	2,645	2,627
Accrued income from Rett Syndrome Research Trust	502	502
Other receivables	330	313
Total	3,908	6,800